                   [LETTERHEAD OF HORACE MANN APPEARS HERE]

Dear Valued Customer:

I appreciate your confidence in Horace Mann Life Insurance Company and your continuing participation in our retirement annuity program.

For the year ended December 31, 1997, the total annual return of your variable annuity contract was at least 21.90%, bringing the average annual return for the five- and ten-year periods then ended to at least 16.57% and 13.62%, respectively. These returns reflect the performance of your underlying investment in the Horace Mann Growth Fund, less separate account charges for mortality and expense risk, which vary depending on the year your contract was issued.

For more information about the Growth Fund, please read the enclosed Horace Mann Mutual Funds' Annual Report. If you have questions about the Growth Fund, Horace Mann Life Insurance Company Separate Account B Annual Report or your variable annuity contract, please call your Horace Mann representative or our toll-free number, 1 (800) 999-1030.

Sincerely,

/s/ Paul J. Kardos

Paul J. Kardos
President and Chief Executive Officer
The Horace Mann Companies

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statement of Net Assets

December 31, 1997
--------------------------------------------------------------------------------

ASSETS

Investments at market value
  Horace Mann Growth Fund
      1,005,860 shares @ $25.66 (cost $20,762,718)                $   25,810,368
================================================================================

NET ASSETS

Net Assets (Indefinite units authorized)
  Active Contract Owners
    Horace Mann Growth Fund
       942,351 shares @ $25.66                             $ 24,180,727

  Retired Contract Owners
    Horace Mann Growth Fund
      63,509 shares @ $25.66                                  1,629,641
                                                              ---------

TOTAL NET ASSETS                                                  $   25,810,368
================================================================================

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statement of Operations

For the Year Ended December 31, 1997
--------------------------------------------------------------------------------


INVESTMENT INCOME

     Dividend income distribution                                   $    342,462
--------------------------------------------------------------------------------

     Net investment income                                               342,462
--------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN
ON INVESTMENTS

     Capital gains distribution                                        2,826,647
     Net realized gain on sale of investments                            993,565
     Net unrealized appreciation on investments                        1,128,831
--------------------------------------------------------------------------------


        Net gain on investments                                        4,949,043
--------------------------------------------------------------------------------


        Net increase in net assets resulting from operations       $   5,291,505
================================================================================

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets

For the Years Ended December 31, 1997 and 1996


---------------------------------------------------------------------------------------------------------------------

                                                                          1997                      1996
                                                                     ------------              -------------
OPERATIONS
  Net investment income                                              $    342,462              $    352,116
  Capital gains distribution                                            2,826,647                 2,656,658
  Net realized gain on sale of investments                                993,565                   844,333
  Net unrealized appreciation (depreciation) on investments             1,128,831                 1,375,822
------------------------------------------------------------------------------------------------------------

    Net increase (decrease) in net assets resulting from operations     5,291,505                 5,228,929
------------------------------------------------------------------------------------------------------------


CONTRACT OWNERS' TRANSACTIONS

  Gross stipulated payments received                                      116,123                   129,681
  Sales and administrative expenses (Note 1)                               (3,303)                   (3,915)
------------------------------------------------------------------------------------------------------------

  Net consideration received on annuity contracts                         112,820                   125,766
  Net transfer to fixed accumulation account                             (790,532)               (1,407,754)
  Payments to Contract Owners                                          (2,556,535)               (2,032,594)
  Mortality risk charge (Note 1)                                         (101,849)                  (93,867)
  Mortality guarantee adjustment                                          (26,787)                   49,421
------------------------------------------------------------------------------------------------------------

    Net decrease in net assets
      resulting from Contract Owners' transactions                     (3,362,883)               (3,359,028)
------------------------------------------------------------------------------------------------------------


    Total increase (decrease) in net assets                             1,928,622                 1,869,901


Net assets, beginning of year                                          23,881,746                22,011,845
------------------------------------------------------------------------------------------------------------


Net assets, end of year                                              $ 25,810,368              $ 23,881,746
============================================================================================================

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to the Financial Statements

December 31, 1997
--------------------------------------------------------------------------------

1. NATURE OF SEPARATE ACCOUNT -- Horace Mann Life Insurance Company Separate Account B ("the Account"), registered as a unit investment trust under the Investment Company Act of 1940, is used to fund variable annuity contracts. All assets are invested in shares of the Horace Mann Growth Fund ("the Fund").

Certain specified amounts, as described in the annuity contracts, are paid to Horace Mann Life Insurance Company ("HMLIC") to cover death benefits and administrative expenses. In addition, an annual mortality and expense risk charge up to .60% of the net variable account value is deducted from the Contract Owners' account, depending on year of issue of the contract.

2. SIGNIFICANT ACCOUNTING POLICIES -- The investments in the Fund are valued at market ("net asset value"). The Account owns approximately 5% of the Fund. Distributions from the Fund are recorded on the ex-dividend date. Realized gains and losses are determined on the basis of average cost of shares owned for each Contract Owner.

3. FEDERAL INCOME TAXES -- Investment income of the Account is included in the tax return of HMLIC; however, no tax accrues on income attributable to tax-deferred annuities which comprise the majority of the Account contracts.

4. PURCHASE AND SALES OF HORACE MANN FUND SHARES -- During the year ended December 31, 1997, purchases and proceeds from sales of Fund shares were as follows:

                                               1997
                                      ----------------------
                                      Active         Retired
                                      ------         -------

Purchases                             $4,457,784    $272,375
                                      ======================
Sales                                 $3,653,097    $277,271
                                      ======================


5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS


                                                                         1997                     1996
                                                                 --------------------      --------------------
                                                                  Active       Retired      Active      Retired
                                                                 ---------    --------      -------    --------
Account units outstanding at beginning of year                    939,089      66,035       952,536      63,708
Net consideration received                                          4,262           0         5,276       4,094
Dividend distributions                                            115,138       7,952       114,157       8,217
Net transfers to fixed accumulation account                       (29,205)          0       (54,741)          0
Payments to Contract Owners                                       (86,933)    (10,478)      (78,139)     (9,984)
                                                                  ---------------------------------------------
Account units outstanding at end of year                          942,351      63,509       939,089      66,035
                                                                  =============================================

6. NET ASSETS -- At December 31, 1997, net assets of $25,810,368 were comprised of the cost of mutual fund shares to Contract Owners of $20,762,718 and the adjustment for appreciation to market value of $5,047,650.

Independent Auditor's Report
--------------------------------------------------------------------------------


The Contract Owners of Horace Mann
Life Insurance Company Separate
Account B and the Board of Directors
of Horace Mann Life Insurance Company:


We have audited the accompanying statement of net assets of Horace Mann Life Insurance Company Separate Account B as of December 31, 1997, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the Horace Mann Mutual Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Horace Mann Life Insurance Company Separate Account B as of December 31, 1997, and the results of its operations for the year then ended and changes in its net assets for each of the years in the two-year period ended December 31, 1997, in conformity with generally accepted accounting principles.


                                                KPMG Peat Marwick LLP


Chicago, Illinois
January 23, 1998

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

                                      [PICTURE OF MAGNIFYING GLASS APPEARS HERE]
                                              Annual Report
                                              December 31, 1997




                                              Horace Mann Life Insurance Company
                                              Separate Account B



--------------------------------------------------------------------------------
This report is submitted for the general information of owners of Horace Mann Life Insurance Company Separate Account B contracts. The report is not authorized for distribution to prospective purchasers of variable annuity contracts.
--------------------------------------------------------------------------------

Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657
1-800-999-1030